Intangible Assets - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Payments to suppliers for goods and services	$ 116	$ 257	$ 359
Risk premium basis points	1.00%
Cost of Sales
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 19	17	12
Selling and Marketing Expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	145	147	93
Administrative expense
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 871	$ 821	$ 731
Technology costs and management systems | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Technology costs and management systems | Top of Range
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	12 years